EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2018	2017	2016
Net (loss) income from continuing operations after non-controlling interest	(8,880)	(264,861)	117,010
Net (loss) income attributable to the Company	(8,880)	(264,861)	117,010

(in thousands)	2018	2017	2016
Weighted average number of ordinary shares	169,810	169,809	156,973

	2018	2017	2016
Cash dividends per share declared	$0.00	$0.30	$1.05